DEBT - Credit Facilities Narrative (Details) - Secured Debt - USD ($)		1 Months Ended		12 Months Ended
	Dec. 31, 2014	Oct. 31, 2019	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2015
Debt Instrument [Line Items]
Maturity term			5 years	5 years
Golar Arctic facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 87,500,000
Basis spread on variable rate	2.25%			2.75%
Maturity term				5 years
Final payment amount	$ 52,800,000
Maturity period of debt		5 years
Balloon payment to be paid		$ 9,100,000
Repayments of lines of credit		$ 9,100,000
Golar Viking facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 62,500,000
Basis spread on variable rate				2.50%
Maturity term				5 years
Final payment amount				$ 37,800,000